S000084282 [Member] Shareholder Fees - UBS Select 100% US Treasury Institutional Fund - UBS Select 100% US Treasury Institutional Fund	Apr. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%